RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(Dollars in Thousands)	2025	2024
Net Assets Available for Benefits per the Financial Statements	$113,249	$104,672
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(293)	(747)
Amounts Allocated to Withdrawing Participants	(13)	—
Net Assets Available for Benefits per the Form 5500	$112,943	$103,925
The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Benefits Paid to Participants per the Financial Statements	$14,874
Amounts Allocated to Withdrawing Participants at December 31, 2025	13
Benefits Paid to Participants per the Form 5500	$14,887
The following is a reconciliation of net investment gain from the Plan’s interest in the Commingled Trust per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$15,725
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	454
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$16,179